SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of non-cash investing activities

	2022	2023	2024
Acquisition of property and equipment:
Credited to trade payables	4,662	3,905	2,251
Borrowing cost capitalization	79	124	98
Addition of right-of-use assets:
Credited to leases liabilities (Note 13)	10,006	10,407	10,424
Acquisition of intangible assets:
Credited to trade payables	258	479	339

Schedule of changes in liabilities arising from financing activities

			Non-cash changes
	January 1,		Foreign exchange		Other	December 31,
	2023	Cash flows	movement	New leases	Changes	2023
Short-term bank loans	8,191	1,459	—	—	—	9,650
Two step loans	209	(128)	3	—	—	84
Bonds	4,793	550	—	—	—	5,343
Long-term bank loans	29,873	2,584	(213)	—	16	32,260
Other borrowings	1,314	(954)	—	—	2	362
Lease liabilities	18,474	(6,600)	(15)	10,407	(1,964)	20,302
Total liabilities from financing activities	62,854	(3,089)	(225)	10,407	(1,946)	68,001

				Non-cash changes
	January 1,			Foreign exchange		Other	December 31,
	2024	Cash flows	Acquisition	movement	New leases	Changes	2024
Short-term bank loans	9,650	1,875	—	—	—	—	11,525
Two step loans	84	(100)	—	16	—	—	—
Bonds	5,343	(300)	—	—	—	—	5,043
Long-term bank loans	32,260	3,933	148	7	—	(7)	36,341
Other borrowings	362	(362)	—	—	—	—	—
Lease liabilities	20,302	(7,387)	—	29	10,424	557	23,925
Total liabilities from financing activities	68,001	(2,341)	148	52	10,424	550	76,834